Consolidated Balance Sheets (Parentheticals) - $ / shares	Feb. 28, 2019	Nov. 30, 2018	Nov. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	14,150,000	13,050,000	10,000,000
Common stock, shares outstanding	14,150,000	13,050,000	10,000,000